BUSINESS COMBINATION (Schedule of Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 49,300	$ 24,235
Cash consideration paid	42,729	$ 6,626	$ 0
Three privately held companies [Member]
Business Acquisition [Line Items]
Cash	2,853
Trade receivables	378
Prepaid expenses and other current assets	124
Intangible assets	25,918
Goodwill	25,065
Total Assets	54,338
Current liabilities	3,698
Deferred tax liability	4,011
Total Liabilities	7,709
Cash consideration paid	45,582
Fair value of previous investment	1,047
Total purchase consideration	$ 46,629